Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and due from banks, including interest-bearing deposits	$ 143,831	$ 108,356	$ 337,711
Securities available-for-sale, at fair value	615,657	509,425	452,266
Loans held for sale	3,126	2,136	22,499
Portfolio loans, net of unearned income	3,801,189	3,566,199	3,346,622
Allowance for loan losses	(47,316)	(46,255)	(46,484)
Portfolio loans, net	3,753,873	3,519,944	3,300,138
Bank owned life insurance	61,794	60,480	58,619
Premises and equipment, net	37,240	36,615	38,676
Federal Home Loan Bank and other restricted stock, at cost	18,995	13,629	15,315
Goodwill	175,820	175,820	175,733
Other intangible assets, net	2,886	3,759	5,350
Other assets	93,522	103,026	120,395
Total Assets	4,906,744	4,533,190	4,526,702
LIABILITIES
Noninterest-bearing demand	1,077,505	992,779	960,980
Interest-bearing demand	336,720	312,790	316,760
Money market	295,559	281,403	361,233
Savings	1,048,175	994,805	965,571
Certificates of deposit	1,143,142	1,090,531	1,033,884
Total Deposits	3,901,101	3,672,308	3,638,428
Securities sold under repurchase agreements	23,084	33,847	62,582
Short-term borrowings	265,000	140,000	75,000
Long-term borrowings	20,042	21,810	34,101
Junior subordinated debt securities	45,619	45,619	90,619
Other liabilities	46,001	48,300	88,550
Total Liabilities	4,300,847	3,961,884	3,989,280
SHAREHOLDERS' EQUITY
Common stock	77,993	77,993	77,993
Additional paid-in capital	78,816	78,140	77,458
Retained earnings	494,909	468,158	436,039
Accumulated other comprehensive income (loss)	(7,172)	(12,694)	(13,582)
Treasury stock, cost	(38,649)	(40,291)	(40,486)
Total Shareholders' Equity	605,897	571,306	537,422
Total Liabilities and Shareholders' Equity	$ 4,906,744	$ 4,533,190	$ 4,526,702